Guggenheim Macro Opportunities Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class R6 Shares [Member] | Guggenheim Macro Opportunities Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	9.69%	(8.39%)	2.50%	11.54%